Document and Entity Information - Mar. 31, 2015 - shares	Total
Document And Entity Information
Entity Registrant Name	NCM Financial
Entity Central Index Key	0001530983
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	388,475,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015
Amendment Description	Amendment number 8